Segment Information - Summary Of Revenue And Loss From Operations By Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 40,906	$ 24,879
Loss from operations by segment	(36,709)	(9,419)
Satellite Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	40,736	24,860
Satellite Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment	(3,326)	(2,128)
Earth Observation Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	170	19
Earth Observation Solutions [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment	(4,274)	(2,703)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment	(7,600)	(4,831)
Corporate Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Loss from operations by segment	$ (7,600)	$ (4,831)